U.S. BANCORP FUND SERVICES, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

March 31, 2010

Via Edgar Transmission

United States Securities and Exchange Commission

Division of Investment Management

100F Street, N.E.

Washington, D.C. 20549

Re:	Wintergreen Fund (the “Fund”)

1933 Act Registration File No. 333-124761

1940 Act Registration File No. 811-21764

Dear Sir or Madam:

Pursuant to Rule 485(b) of the Securities Act of 1933, as amended (the “1933 Act”), and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Fund, hereby submits Post-Effective Amendment No. 6 and Amendment No. 9 to the Fund’s Registration Statement on Form N-1A for the sole purpose of designating April 30, 2010 as the new effective date for Post-Effective Amendment No. 5 and Amendment No. 8, previously filed on Form N-1A on February 1, 2010.

If you have any questions, concerning the foregoing, please contact the undersigned at (414) 765-5384.

Sincerely,

/s/ Rachel A. Spearo

Rachel A. Spearo, Esq.

for U.S. Bancorp Fund Services, LLC

Enclosures